Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 12,663	$ 8,679
Cash and investments segregated and on deposit for regulatory purposes (including resale agreements of $19,325 and $17,899 at December 31, 2012 and 2011, respectively)	28,469	26,034
Receivables from brokers, dealers, and clearing organizations	333	230
Receivables from brokerage clients - net	13,458	11,072
Other securities owned - at fair value	636	593
Securities available for sale	46,123	33,965
Securities held to maturity (fair value - $18,732 and $15,539 at December 31, 2012 and 2011, respectively)	18,194	15,108
Loans to banking clients - net	10,726	9,812
Loans held for sale		70
Equipment, office facilities, and property - net	675	685
Goodwill	1,228	1,161
Intangible assets - net	319	326
Other assets	813	818
Total assets	133,637	108,553
Liabilities and Stockholders' Equity
Deposits from banking clients	79,377	60,854
Payables to brokers, dealers, and clearing organizations	1,068	1,098
Payables to brokerage clients	40,330	35,489
Accrued expenses and other liabilities	1,641	1,397
Long-term debt	1,632	2,001
Total liabilities	124,048	100,839
Stockholders' equity:
Preferred stock - $.01 par value per share; aggregate liquidation preference of $885 and $0 at December 31, 2012 and 2011, respectively	865
Common stock - 3 billion shares authorized; $.01 par value per share; 1,487,543,446 shares issued	15	15
Additional paid-in capital	3,881	3,826
Retained earnings	8,554	7,978
Treasury stock, at cost - 210,014,305 shares and 216,378,623 shares at December 31, 2012 and 2011, respectively	(4,024)	(4,113)
Accumulated other comprehensive income	298	8
Total stockholders' equity	9,589	7,714
Total liabilities and stockholders' equity	$ 133,637	$ 108,553